Condensed Financial Information of the Parent Company (Details Narrative) (10-K)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Subsidiaries percentage description	The condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company's PRC subsidiary and VIE exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.	The condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company's PRC subsidiary and VIE exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.